Schedule of Amounts Receivable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Amounts Receivable
Accounts receivable	$ 4,207,739	$ 703,140	$ 772,138
GST receivable	71,284
Interest receivable	52,538
Due from related parties	3,913	4,173	1,173
Other	2,351	2,492
Amounts receivable	$ 4,337,825	$ 709,805	$ 773,311